Expense Example, No Redemption {- Fidelity Sustainable Multi-Asset Fund} - NF_05.31 Fidelity Sustainable Multi-Asset Fund AMCIZ PRO -01 - Fidelity Sustainable Multi-Asset Fund	Feb. 09, 2022 USD ($)
Fidelity Advisor Sustainable Multi-Asset Fund: Class A
Expense Example, No Redemption:
1 Year	$ 640
3 Years	782
Fidelity Advisor Sustainable Multi-Asset Fund: Class M
Expense Example, No Redemption:
1 Year	441
3 Years	638
Fidelity Advisor Sustainable Multi-Asset Fund: Class C
Expense Example, No Redemption:
1 Year	245
3 Years	455
Fidelity Advisor Sustainable Multi-Asset Fund: Class I
Expense Example, No Redemption:
1 Year	43
3 Years	$ 140